Document and Entity Information	15 Months Ended
Sep. 30, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Trading Symbol	xdsl
Entity Registrant Name	MPHASE TECHNOLOGIES INC
Entity Central Index Key	0000825322
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY